Annual Total Returns[BarChart] - AST ClearBridge Dividend Growth Portfolio - No Share Class	Annual Return 2011	Annual Return 2012	Annual Return 2013	2017	2018	2019	2020
Total	13.61%	(3.57%)	14.89%	18.40%	(4.76%)	31.03%	4.73%